Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of property and equipment, net

	As of December 31,
	2020	2021
	RMB	RMB	US$
Electronic equipment	86,602	64,420	10,109
AI related equipment	118,039	152,177	23,880
Leasehold improvements	60,392	14,522	2,279
Office equipment and fixtures	26,039	20,867	3,274
Motor vehicles	4,176	4,045	635
Less: Accumulated depreciation	184,038	145,529	22,837
Less: Accumulated impairment	9,226	8,708	1,366

Property and equipment, net	101,984	101,794	15,974